Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling expenses
Transportation	$ 4,881	$ 4,233	$ 4,787
Selling taxes and other	3,114	4,497	1,057
Selling expenses	$ 7,995	$ 8,730	$ 5,844